Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2022
Non-Controlling Interest In Consolidated Subsidiaries [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries	Non-Controlling Interest in Consolidated Subsidiaries
An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2022 and 2021 is as follows:

	December 31, 2022		December 31, 2021
Coca-Cola FEMSA	Ps.	72,128	Ps.	69,692
Other		3,069		2,824
	Ps.	75,197	Ps.	72,516
The changes in the FEMSA’s non-controlling interest were as follows:

	2022		2021		2020
Balance at beginning of the period	Ps.	72,516	Ps.	69,444	Ps.	73,762
Net income of non-controlling interest		10,834		9,183		5,686
Other comprehensive loss:		(2,198)		(368)		(5,793)
Exchange differences on translation of foreign operation		(1,558)		(1,342)		(5,958)
Remeasurements of the net defined benefits liability		173		(36)		(169)
Valuation of the effective portion of derivative financial instruments		(813)		1,010		334
Dividends		(6,176)		(5,729)		(5,524)
Share based payment		(57)		(14)		(64)
Acquisition of Envoy Solutions non-controlling interest (see Note 4.1)		—		—		1,298
Other acquisitions and remeasurements		5		—		79
Repurchase of non-controlling interests		(79)		—		—
Contribution from non-controlling interest		352		—		—
Balance at end of the period	Ps.	75,197	Ps.	72,516	Ps.	69,444

Non-controlling interest’s accumulated other comprehensive income is comprised as follows:

	December 31, 2022		December 31, 2021
Exchange differences on translation foreign operation	Ps.	(9,557)	Ps.	(7,999)
Remeasurements of the net defined benefits liability		(422)		(595)
Valuation of the effective portion of derivative financial instruments		(80)		733
Accumulated other comprehensive income	Ps.	(10,059)	Ps.	(7,861)

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which holds Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2022		December 31, 2021
Total current assets	Ps.	79,212	Ps.	80,364
Total non-current assets		198,783		191,203
Total current liabilities		57,960		46,221
Total non-current liabilities		88,159		97,774
Total revenue	Ps.	226,740	Ps.	194,804
Consolidated net income		19,626		16,331
Consolidated comprehensive income for the year, net of tax	Ps.	15,767	Ps.	15,764
Net cash flows generated from operating activities		35,491		32,721
Net cash flows used in investing activities		(19,597)		(9,547)
Net cash flows used in financing activities		(20,847)		(20,263)

22.1 Options embedded from past acquisitions
Health Division entered into option transactions regarding the remaining 40% non-controlling interest not held by Health Division.
On December 13, 2019, the former controlling shareholders of Socofar exercised their put option to sell the remaining 40% non-controlling interest to Health Division at the fair value of the interest. As of December 31, 2019, the Company recognized a loss in the consolidated statements of changes in equity and Socofar has been included 100% in the consolidated statements of financial position.
The former controlling shareholders of Open Market retain a put for their remaining 20% non-controlling interest that can be exercised (i) at any time after the acquisition date (December 27, 2016) upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling interest annually from January through April, after the fifth anniversary of the acquisition date. Both options would be exercisable at the then fair value of the interest and shall remain indefinitely.
For the 90 days beginning the fifth anniversary of the closing of the purchase of the 89.5% controlling interest of NW Synergy Holdings, LLC (the purchase of NW Synergy, now Envoy Solutions LLC), and for a period of 90 days beginning from the sixth to tenth anniversary of the purchase of NW Synergy, the Company shall have the right to require any non-controlling member or both to sell their entire interest in the partnership at a price equal to the market value, provided that, the Company does not exercise such right during the fifth and sixth anniversary of the closing date of the purchase. Considering that this option can be exercised at fair value at the date of the event, its intrinsic value is not significantly different from zero as of December 31, 2022.